Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Lease Obligation
Future Lease Obligation

2014 (remaining)	7,748
2015	15,496
2016	15,496
Total future lease obligation	38,740